Supplement to the
Fidelity Advisor® Short-Intermediate Municipal Income Fund
Class A, Class T, Class B, and Class C
March 1, 2013
Prospectus

Effective August 1, 2013, Fidelity Advisor Short-Intermediate Municipal Income Fund will be renamed Fidelity Advisor Limited Term Municipal Income Fund.

The following information supplements information found in the "Additional Information about the Purchase and Sale of Shares" section under the heading "Selling Shares" on page 20.

  Redemptions by qualified funds of funds and qualified wrap programs that meet certain criteria, such as advance notice requirements and restrictions on trading frequency, and are approved by the fund's Treasurer.
ASTM-13-02  June 24, 2013
1.790659.128

Supplement to the
Fidelity Advisor® Short-Intermediate Municipal Income Fund
Institutional Class
March 1, 2013
Prospectus

Effective August 1, 2013, Fidelity Advisor Short-Intermediate Municipal Income Fund will be renamed Fidelity Advisor Limited Term Municipal Income Fund.

The following information supplements information found in the "Additional Information about the Purchase and Sale of Shares" section under the heading "Selling Shares" beginning on page 17.

  Redemptions by qualified funds of funds and qualified wrap programs that meet certain criteria, such as advance notice requirements and restrictions on trading frequency, and are approved by the fund's Treasurer.
ASTMI-13-02  June 24, 2013
1.790658.119

Supplement to the
Fidelity® Short-Intermediate Municipal Income Fund
March 1, 2013
Prospectus

Effective August 1, 2013, Fidelity Short-Intermediate Municipal Income Fund will be renamed Fidelity Limited Term Municipal Income Fund.

The following information supplements information found in the "Additional Information about the Purchase and Sale of Shares" section under the heading "Selling Shares" on page 16.

  Redemptions by qualified funds of funds and qualified wrap programs that meet certain criteria, such as advance notice requirements and restrictions on trading frequency, and are approved by the fund's Treasurer.
STM-13-02  June 24, 2013
1.478063.124

Supplement to the

Fidelity Advisor® Short-Intermediate Municipal Income Fund

Class A (FASHX), Class T (FTSHX), Class B (FBSHX), Class C (FCSHX), and Institutional Class (FISHX)

Classes of shares of Fidelity® Short-Intermediate Municipal Income Fund

A Fund of Fidelity Municipal Trust

STATEMENT OF ADDITIONAL INFORMATION

March 1, 2013

Effective August 1, 2013, Fidelity Advisor Short-Intermediate Municipal Income Fund will be renamed Fidelity Advisor Limited Term Municipal Income Fund.

ASTM-ASTMIB-13-01  June 24, 2013
1.791643.113

Supplement to the

Fidelity® Short-Intermediate Municipal Income Fund (FSTFX)

A Class of shares of Fidelity® Short-Intermediate Municipal Income Fund

A Fund of Fidelity Municipal Trust

STATEMENT OF ADDITIONAL INFORMATION

March 1, 2013

Effective August 1, 2013, Fidelity Short-Intermediate Municipal Income Fund will be renamed Fidelity Limited Term Municipal Income Fund.

STMB-13-01  June 24, 2013
1.478062.121